NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 23, 2023	Dec. 31, 2017	May 31, 2022	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	May 31, 2023	Jul. 31, 2020	Nov. 01, 2018
Product Information [Line Items]
Reverse stock split, description	1-for-26 reverse stock split				1 to 26 reverse stock split
Restricted cash											$ 750,000
Revenue				$ 577,240		$ 665,841		$ 1,229,114	$ 2,874,665	3,293,293	1,310,946
Deferred revenue current				685,005				685,005		650,000	500,000
Project related expenses				159,618				159,618		217,747
Revenue recognized									500,000	500,000
Additional deferred revenue										100,000
Accounts receivables										73,537	127,482
Allowance for doubtful accounts receivable				975				975		2,500	7,000
Operating lease right of use asset				510,745				510,745		277,381	332,997	$ 271,396	$ 411,287	$ 80,171
Operating lease liability				510,745				510,745		277,381		$ 271,396	$ 411,287	$ 80,171
Amortization of operating lease - right-of-use asset				12,345		13,716		38,032	42,256	55,616	61,796
Goal of commercial scale				$ 33,146		79,071		106,426	147,112	$ 155,630	118,479
Effective income tax rate		35.00%								21.00%
Impairment expense									0	$ 0	$ 73,300
Common Stock, Par or Stated Value Per Share	$ 0.001			$ 0.001				$ 0.001		$ 0.001	$ 0.001
Deferred revenue				$ 79,302				$ 79,302		$ 73,537	$ 127,482
Accounts receivables, related parties				79,302				79,302		73,537
New Office Leases [Member]
Product Information [Line Items]
Amortization of operating lease - right-of-use asset				0		0		0	0
Active Pharmaceutical Ingredient [Member]
Product Information [Line Items]
Goal of commercial scale										1,800,000
FDA Validated Immunoassay [Member]
Product Information [Line Items]
Goal of commercial scale										1,200,000
Downstream Manufacturing Method [Member]
Product Information [Line Items]
Goal of commercial scale										600,000
Scaling Manicuring System [Member]
Product Information [Line Items]
Goal of commercial scale										1,000,000
Potential Future IND Filings [Member]
Product Information [Line Items]
Goal of commercial scale										1,000,000
Joint Operating Agreement [Member]
Product Information [Line Items]
Revenue recognized			$ 250,000				$ 500,000
Goal of commercial scale										25,000
Payments to agreement										5,800,000
Profit amount										$ 500,000
Maximum [Member]
Product Information [Line Items]
Property, plant and equipment useful life										3 years
Minimum [Member]
Product Information [Line Items]
Property, plant and equipment useful life										5 years
European Wellness Agreement [Member]
Product Information [Line Items]
Deferred revenue current				250,000				250,000
Project related expenses				58,254				58,254
Selling, General and Administrative Expenses [Member] | Joint Operating Agreement [Member]
Product Information [Line Items]
Deferred expenses										$ 218,017
Deferred revenue				$ 0		$ 78,257		0	78,257
Consulting Revenue [Member]
Product Information [Line Items]
Revenue								$ 25,000	$ 500,000	600,000	$ 51,822
Total revenue percentage							18.00%
Total revenue percentage								4.00%	17.00%
Single Clinet [Member] | Consulting Revenue [Member]
Product Information [Line Items]
Revenue										$ 600,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage									17.00%		16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage									16.00%		13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage									13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage								10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage								38.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage								3.00%	1.00%	1.00%	28.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member]
Product Information [Line Items]
Concentration risk percentage								30.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage										17.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage										15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Dr Jack Zamora [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage										14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage										10.00%	10.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage								53.00%		28.00%	43.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage								11.00%		10.00%	23.00%
Accounts Receivables [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage								10.00%		10.00%	10.00%